FINANCIAL INSTRUMENTS Schedule of warrant liability measured at fair value (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Feb. 28, 2014	Feb. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at March 1, 2013
Warrant Issued		8,932,500
Change in fair value during the period	6,425
Fair value adjustment-warrant liability		3,235
Balance at February 28, 2014,shares		3,171,000
Balance at February 28, 2014		1,360
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at March 1, 2013, shares
Balance at March 1, 2013
Issuance of warrants, shares		8,932,500
Exercise Of Warrants		6,425
Fair value adjustment - warrant liability, shares
Fair value adjustment-warrant liability		(3,235)
Exercise of warrants, shares		(5,761,500)
Exercise of warrants		(1,830)
Balance at February 28, 2014,shares		3,171,000
Balance at February 28, 2014		$ 1,360